ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 3) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2009 item	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of wholly owned subsidiaries incorporated		2
Number of shareholders holding a controlling interest before or after recapitalization	0
Balance sheet
Cash and cash equivalents		$ 211,944	$ 217,746	$ 211,370	$ 36,436
Prepaid expense and other current assets		12,911	18,645
Total current assets		256,908	247,996
Total assets		316,265	289,835
Total current liabilities		157,525	105,246
Total liabilities		187,038	128,484
Total equity		129,227	161,351	160,692	(21,116)
Income statement and cash flow statement
Net revenues		293,157	221,738	154,144
Net income		1,965	4,790	10,293
Net cash provided by operating activities		54,644	24,898	42,967
Net cash used in investing activities		(43,743)	(11,635)	(35,521)
Net cash provided by financing activities		(17,084)	(9,159)	166,156
Xueda Information | Xuecheng Century
Financial information of the entity's VIE and VIE's subsidiaries
Term of the exclusive technology consulting and service agreement between Xueda Information and Xuecheng Century		10 years
Automatic extendable term of the exclusive technology consulting and service agreement between Xueda Information and Xuecheng Century		10 years
Term of the pledge agreement between Xuecheng Century and the shareholders of Xueda Information		10 years
Period of written notice by Xuecheng Century required to terminate agreement		30 days
VIE and its subsidiaries
Financial information of the entity's VIE and VIE's subsidiaries
VIE service revenue percentage		100.00%	100.00%	100.00%
VIE service assets percentage		49.00%	39.00%
VIE service liabilities percentage		86.00%	99.00%
Balance sheet
Cash and cash equivalents		61,418	50,346
Prepaid expense and other current assets		11,402	15,489
Total current assets		107,348	77,336
Total assets		154,133	113,157
Deferred revenue		133,792	101,404
Total current liabilities		132,407	105,624
Total liabilities		161,313	127,933
Total equity		(7,180)	(14,776)
Income statement and cash flow statement
Net revenues		294,047	223,379	155,019
Net income		6,282	(2,056)	3,550
Net cash provided by operating activities		48,370	17,355	35,510
Net cash used in investing activities		(37,363)	(7,095)	(34,374)
Net cash provided by financing activities				353
Consolidated assets that are collateral for the VIE's obligations		$ 0